The Financial Select Sector SPDR Premium Income Fund Investment Strategy - The Financial Select Sector SPDR Premium Income Fund	Jul. 29, 2025
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) invests, under normal circumstances, at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in a combination of securities of Financial companies (either directly or indirectly through an underlying ETF) and investments that produce premium income. Financial companies comprise companies included in the Financial sector of the S&P 500 Index, as determined by the Global Industry Classification Standard (GICS®). The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its 80% investment policy. The Fund seeks to achieve its investment objective by (1) investing in shares of The Financial Select Sector SPDR Fund and (2) selling call options (a type of derivative instrument) on The Financial Select Sector SPDR Fund to generate additional income. The Financial Select Sector SPDR Fund seeks to track the performance of the Financial Select Sector Index (the “Underlying Index”). The Underlying Index includes equity securities of companies in the S&P 500 that have been identified as Financial companies by GICS. The Fund will concentrate its investments (i.e., hold more than 25% of its assets), directly or indirectly, in an industry or group of industries to the extent the index the underlying ETF seeks to track concentrates in a particular industry or group of industries. While the Fund generally invests in shares of The Financial Select Sector SPDR Fund, the Fund may also invest directly in equity securities of Financial companies. Futures contracts (a type of derivative instrument) may also be used by the Fund for investment purposes.With respect to the call option portion of the strategy, the Fund will systematically sell (write) call option contracts that have an expiration date of less than one year (typically approximately one to two months), with an objective of generating incremental income. Listed Options or Flexible Exchange Options (“FLEX Options”) may be utilized. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Option terms that can be customized include exercise price, exercise styles, and expiration dates. When the Fund sells a call option, the purchaser pays the Fund a premium in exchange for the right to purchase the asset underlying the option at a specified price (the “strike price”) within a specified time period or at a specified future date. The Fund assumes the risk of an increase in the market price of the underlying asset above the strike price of the option.The Fund seeks to optimize the return from its use of call options by setting strike prices based on the sensitivity of an option's value to changes in price, time, and volatility, also known as an option's delta. When setting strike prices, the Fund seeks to balance income generated by the options premiums while still providing potential for price appreciation on its underlying equity portfolio. The Adviser will typically “roll” the short options positions before expiration taking into consideration market and liquidity conditions. Rolling refers to when an option is closed out before its expiration and replaced by another option on the same underlying asset with a later expiration. The Fund may hold different options with different strike prices at any given time and the Adviser will monitor each option's delta to determine when to roll into the next contract.The Underlying Index includes companies that have been identified as Financial companies by the Global Industry Classification Standard (GICS®), including securities of companies from the following industries: financial services; insurance; banks; capital markets; mortgage real estate investment trusts (“REITs”); and consumer finance. The Underlying Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the component securities in the Underlying Index is a constituent of the S&P 500 Index; and (2) the Underlying Index is calculated by S&P Dow Jones Indices LLC (“S&P DJI”) based on a proprietary “modified market capitalization” methodology which means that modifications may be made to the market capitalization weights of single stock concentrations in order to conform to the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code” or “IRC”).The Underlying Index is also sponsored and compiled by S&P DJI. S&P DJI determines the composition of the Underlying Index and relative weightings of the securities in the Index based on the Underlying Index methodology (as the “Index Compilation Agent”). S&P DJI also publishes information regarding the market value of the Underlying Index (as the “Index Provider”). S&P DJI is not affiliated with the Fund or the Adviser.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., hold more than 25% of its assets), directly or indirectly, in an industry or group of industries to the extent the index the underlying ETF seeks to track concentrates in a particular industry or group of industries. While the Fund generally invests in shares of The Financial Select Sector SPDR Fund, the Fund may also invest directly in equity securities of Financial companies.